Goodwill - Additional Information (Details)	12 Months Ended
Feb. 28, 2022 USD ($)
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill impairment loss	$ 0
Goodwill
Disclosure Of Reconciliation Of Changes In Goodwill [Line Items]
Goodwill impairment loss	$ 0